Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 43,290	₨ 35,577	₨ 25,431
Proceeds	25,421	28,413	23,800
Principal	(25,164)	(21,323)	(10,826)
Interest	(336)	(299)	0
Movement in short term borrowings	4,504	244	(467)
Net Cash flow movement	47,715	42,612	37,938
Foreign exchange movement	(2)	(7)	24
Reclass	(6,063)	(642)	(2,395)
Additions (Net of deletions)	516	1,027
Interest	336	299
Processing Charges / Fair value changes	4	1	10
Balance Ending	42,506	43,290	35,577
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	35,374	30,015	21,528
Proceeds	11,516	15,153	14,184
Principal	(10,735)	(9,390)	(2,871)
Interest	0	0	0
Movement in short term borrowings	4,504	244	(467)
Net Cash flow movement	40,659	36,022	32,374
Foreign exchange movement	(6)	(8)	23
Reclass	(6,063)	(642)	(2,395)
Additions (Net of deletions)	0	0
Interest	0	0
Processing Charges / Fair value changes	3	2	13
Balance Ending	34,593	35,374	30,015
Supplier Finance arrangements [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	4,106	2,519	1,452
Proceeds	13,905	13,260	8,622
Principal	(14,000)	(11,673)	7,555
Interest	0	0	0
Movement in short term borrowings	0	0	0
Net Cash flow movement	4,011	4,106	2,519
Foreign exchange movement	0	0	0
Reclass	0	0	0
Additions (Net of deletions)	0	0
Interest	0	0
Processing Charges / Fair value changes	0	0	0
Balance Ending	4,011	4,106	2,519
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	3,810	3,043	2,451
Proceeds	0	0	994
Principal	(429)	(260)	(400)
Interest	(336)	(299)	0
Movement in short term borrowings	0	0	0
Net Cash flow movement	3,045	2,484	3,045
Foreign exchange movement	4	1	1
Reclass	0		0
Additions (Net of deletions)	516	1,027
Interest	336	299
Processing Charges / Fair value changes	1	(1)	(3)
Balance Ending	₨ 3,902	₨ 3,810	₨ 3,043